UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-03162

Active Assets Tax-Free Trust
(Exact name of registrant as specified in charter)

522 Fifth Avenue, New York, New York			10036
(Address of principal executive offices)			(Zip code)

John H. Gernon 522 Fifth Avenue, New York, New York 10036
(Name and address of agent for service)

Registrant’s telephone number, including area code:		212-296-0289

Date of fiscal year end:	June 30,

Date of reporting period:	December 31, 2015

Item 1 - Report to Shareholders

Trustees

Frank L. Bowman

Kathleen A. Dennis

Nancy C. Everett

Jakki L. Haussler

James F. Higgins

Dr. Manuel H. Johnson

Joseph J. Kearns

Michael F. Klein

Michael E. Nugent, Chair of the Board

W. Allen Reed

Fergus Reid

Officers

John H. Gernon
President and Principal Executive Officer

Stefanie V. Chang Yu
Chief Compliance Officer

Joseph C. Benedetti
Vice President

Francis J. Smith
Treasurer and Principal Financial Officer

Mary E. Mullin
Secretary

Transfer Agent

Boston Financial Data Services, Inc.
2000 Crown Colony Drive
Quincy, Massachusetts 02169

Custodian

State Street Bank and Trust Company
One Lincoln Street
Boston, Massachusetts 02111

Independent Registered Public Accounting Firm

Ernst & Young LLP
200 Clarendon Street
Boston, Massachusetts 02116

Legal Counsel

Dechert LLP
1095 Avenue of the Americas
New York, New York 10036

Counsel to the Independent Trustees

Kramer Levin Naftalis & Frankel LLP
1177 Avenue of the Americas
New York, New York 10036

Adviser and Administrator

Morgan Stanley Investment Management Inc.
522 Fifth Avenue
New York, New York 10036

The financial statements included herein have been taken from the records of the Fund without examination by the independent auditors and accordingly they do not express an opinion thereon.

This report is submitted for the general information of the shareholders of the Fund. For more detailed information about the Fund, its fees and expenses and other pertinent information, please read its Prospectus. The Fund's Statement of Additional Information contains additional information about the Fund, including its trustees. It is available, without charge, by calling (800) 548-7786.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective Prospectus. Please read the Prospectus carefully before investing.

Morgan Stanley Distribution, Inc., member FINRA.

© 2016 Morgan Stanley

INVESTMENT MANAGEMENT

Active Assets Tax-Free Trust

Semiannual Report

December 31, 2015

AATSAN
1411487 EXP 02.28.17

Active Assets Tax-Free Trust

Table of Contents

Welcome Shareholder	3
Fund Report	4
Expense Example	7
Portfolio of Investments	8
Statement of Assets and Liabilities	16
Statement of Operations	17
Statements of Changes in Net Assets	18
Notes to Financial Statements	19
Financial Highlights	26
U.S. Privacy Policy	27

Welcome Shareholder,

We are pleased to provide this semiannual report, in which you will learn how your investment in Active Assets Tax-Free Trust (the "Fund") performed during the latest six-month period. It includes an overview of the market conditions and discusses some of the factors that affected performance during the reporting period. In addition, the report contains financial statements and a list of portfolio holdings.

Morgan Stanley Investment Management is a client-centric, investor-led organization. Our global presence, intellectual capital, and breadth of products and services enable us to partner with investors to meet the evolving challenges of today's financial markets. We aim to deliver superior investment service and to empower our clients to make the informed decisions that help them reach their investment goals.

As always, we thank you for selecting Morgan Stanley Investment Management, and look forward to working with you in the months and years ahead.

This material must be preceded or accompanied by a prospectus for the fund being offered.

Market forecasts provided in this report may not necessarily come to pass. There is no assurance that a mutual fund will achieve its investment objective. An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of an investment at $1.00 per share, it is possible to lose money by investing in the Fund. Please see the prospectus for more complete information on investment risks.

Fund Report (unaudited)

For the six months ended December 31, 2015

Market Conditions

The slope of the municipal money market yield curve continued to steepen over the six-month reporting period. At the very short end of the curve, yields for daily and weekly variable rate demand obligations (VRDOs) held near zero, driven largely by the dynamics of supply and demand. On the supply side, total VRDOs outstanding continued on the declining trend of the last several years as issuers favored fixed-rate financing that would lock in long-term rates at historic lows. Demand, on the other hand, continued to rise as investors sought to increase liquidity positions in anticipation of a rise in rates. The SIFMA (Securities Industry and Financial Markets Association) Index, which measures yields for weekly VRDOs, dropped to a record low 0.01 percent in October and remained at that level through the end of 2015.(i)

At the long end of the money market maturity range, tax-exempt yields headed higher in tandem with the rise in taxable rates. Market participants began to shy away from longer maturities as prospects rose for the Federal Reserve (Fed) to take its first step toward tighter monetary policy. Following the Fed's long-awaited action in mid-December, the Municipal Market Data (MMD) One-Year Note AAA Index finished 2015 at 0.50 percent, up from 0.31 percent at the end of June and well above the level of 0.14 percent at the end of 2014.(ii)

One-year note yields increased despite a significant decline in the volume of note financing. Municipal governments have largely recovered from the severe strains introduced by the recent financial crisis and balance sheets are in better repair, reducing the need for cash flow borrowing. The States of California and

Texas have been among the largest issuers of cash flow notes each year. As evidence of their success in narrowing cash flow imbalances, California and Texas were able to forego cash flow financing in 2015, citing improved fiscal positions and the availability of internal resources to fill any cash flow shortfalls.

The U.S. economic expansion over the last several years has been driven in large part by private sector job gains. To that point, the U.S. Department of Labor recently released data showing private sector employment grew four times faster than public sector jobs growth in 2015. While private sector jobs growth necessarily had a positive impact on tax collections, state and local finances have also benefited from the absence of significant growth in government employment headcount. Governmental entities continue to exhibit fiscal conservatism in managing recurring expenses in the wake of the last recession.

Municipal credit quality is expected to remain stable in the near to medium term. An improving and stabilizing housing sector has resulted in increased property taxes for local governments, and low oil prices have led to

(i)  Source for SIFMA data: Bloomberg L.P., data as of December 31, 2015. SIFMA Index is issued weekly and is compiled from the weekly interest rate resets of tax-exempt variable rate issues included in a database maintained by Municipal Market Data which meet specific criteria established from time to time by The Securities Industry and Financial Markets Association.

(ii)  Source: Thomson Reuters Municipal Market Data (MMD), December 31, 2015. The MMD One Year Note AAA Index is a subset of the Thomson Reuters MMD AAA Curve, a proprietary yield curve representing the MMD analyst team's opinion of "AAA" rated state general obligation bond valuations, based on institutional market activity in both the primary and secondary municipal bond market.

increased consumer spending and — in turn — higher state tax collections. However, lower oil prices have hurt those cities and states with a high fiscal dependence on energy production as energy producers shed jobs.

A key credit challenge facing nearly all state and local governments involves the continued growth in unfunded pension liabilities for current and future retirees. For a majority of municipal entities, growth in annual required pension contributions continues to outpace tax revenue growth. This imbalance in growth rates will place strains on state and local government budgets absent an increase in funding resources or a reduction in future retiree benefits.

Performance Analysis

As of December 31, 2015, Active Assets Tax-Free Trust had net assets of approximately $7.9 billion and an average portfolio maturity of 6 days. For the six-month period ended December 31, 2015, the Fund provided a total return of 0.01 percent. For the seven-day period ended December 31, 2015, the Fund provided an effective annualized yield of 0.01 percent (subsidized) and –0.35 percent (non-subsidized) and a current yield of 0.01 percent (subsidized) and –0.36 percent (non-subsidized), while its 30-day moving average yield for December was 0.01 percent (subsidized) and –0.37 percent (non-subsidized). Yield quotations more closely reflect the current earnings of the Fund. The non-subsidized yield reflects what the yield would have been had a fee and/or expense waiver not been in place during the period shown. Past performance is no guarantee of future results.

As of September 11, 2015, the Board of Trustees of the Fund has approved an amendment to the principal strategy stipulating that the Fund will invest all assets in high-quality, short-term securities that meet the definition of "weekly liquid assets" as defined by Rule 2a-7 under the Investment Company Act of 1940, as amended. We believe this change will likely serve the Fund well given market expectation for higher short-term interest rates in the coming months. The shorter duration and higher liquidity can help insulate the Fund from declining market values in a rising rate environment. We will proceed cautiously as we watch Fed monetary policy unfold and as we prepare for the implementation of the new rules governing money market funds later in 2016.

There is no guarantee that any sectors mentioned will continue to perform as discussed herein or that securities in such sectors will be held by the Fund in the future.

PORTFOLIO COMPOSITION as of 12/31/15
Weekly Variable Rate Bonds	66.5%
Investment Company	14.1
Daily Variable Rate Bonds	12.5
Closed-End Investment Companies	5.0
Commercial Paper	1.9
MATURITY SCHEDULE as of 12/31/15
1-30 Days	100.0%

Subject to change daily. Provided for informational purposes only and should not be deemed as a recommendation to buy or sell the types of securities mentioned above. Portfolio composition and maturity schedule are as a percentage of total investments.

Morgan Stanley is a full-service securities firm engaged in securities trading and brokerage activities, investment banking, research and analysis, financing and financial advisory services.

Investment Strategy

The Fund will invest in high quality, short-term securities that are normally municipal obligations that pay interest exempt from federal income taxes. The Fund will invest all of its assets in high quality, short-term securities and other instruments that meet the definition of "weekly liquid assets" as defined in Rule 2a-7 under the Investment Company Act of 1940, as amended (the "1940 Act"). The Fund's "Adviser," Morgan Stanley Investment Management Inc., seeks to maintain the Fund's share price at $1.00. The Fund has a fundamental policy of investing at least 80 percent of its net assets in securities the interest on which is exempt from federal personal income tax. This policy may not be changed without shareholder approval. In addition, the Fund may invest up to 20 percent of its net assets in securities that pay interest income subject to the "alternative minimum tax," and some taxpayers may have to pay tax on a Fund distribution of this income. For more information, please refer to the section of the Fund's Prospectus entitled "Shareholder Information — Taxes."

An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

For More Information About Portfolio Holdings

Each Morgan Stanley fund provides a complete schedule of portfolio holdings in its semiannual and annual reports within 60 days of the end of the fund's second and fourth fiscal quarters. The semiannual reports and the annual reports are filed electronically with the Securities and Exchange Commission (SEC) on Form N-CSRS and Form N-CSR, respectively. Morgan Stanley also delivers the semiannual and annual reports to fund shareholders and makes these reports available on its public web site, www.morganstanley.com/im. Each Morgan Stanley fund also files a complete schedule of portfolio holdings with the SEC for the fund's first and third fiscal quarters on Form N-Q and monthly holdings for each money market fund on Form N-MFP. Morgan Stanley does not deliver these reports to shareholders, nor are the first and third fiscal quarter reports posted to the Morgan Stanley public web site. However, the holdings for each money market fund are posted to the Morgan Stanley public web site. You may obtain the Form N-Q filings (as well as the Form N-CSR, N-CSRS and N-MFP filings) by accessing the SEC's web site, http://www.sec.gov. You may also review and copy them at the SEC's public reference room in Washington, DC. Information on the operation of the SEC's public reference room may be obtained by calling the SEC at (800) SEC-0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's e-mail address (publicinfo@sec.gov) or by writing the public reference section of the SEC, Washington, DC 20549-1520.

Householding Notice

To reduce printing and mailing costs, the Fund attempts to eliminate duplicate mailings to the same address. The Fund delivers a single copy of certain shareholder documents, including shareholder reports, prospectuses and proxy materials, to investors with the same last name who reside at the same address. Your participation in this program will continue for an unlimited period of time unless you instruct us otherwise. You can request multiple copies of these documents by calling (800) 548-7786, 8:00 a.m. to 8:00 p.m., ET. Once our Customer Service Center has received your instructions, we will begin sending individual copies for each account within 30 days.

Expense Example (unaudited)

As a shareholder of the Fund, you incur costs, including advisory fees, administration fees, distribution and services (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period 07/01/15 – 12/31/15.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing cost of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second line of the table is useful in comparing ongoing costs, and will not help you determine the relative total cost of owning different funds that have transactional costs, such as sales charges (loads) or exchange fees.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period@
	07/01/15	12/31/15	07/01/15 – 12/31/15
Actual (0.01% return)	$1,000.00	$1,000.05	$0.10
Hypothetical (5% annual return before expenses)	$1,000.00	$1,025.04	$0.10

  @  Expenses are equal to the Fund's annualized expense ratio of 0.02% multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period). If the fund had borne all of its expenses, the annualized expense ratio would have been 0.41%.

Active Assets Tax-Free Trust

Portfolio of Investments  ■  December 31, 2015 (unaudited)

PRINCIPAL AMOUNT (000)		COUPON RATE (a)	DEMAND DATE (b)	MATURITY DATE	VALUE
	Weekly Variable Rate Bonds (65.9%)
	Arizona Health Facilities Authority,
$80,100	Banner Health Ser 2008 E	0.01%	01/07/16	01/01/29	$80,100,000
5,000	Banner Health Ser 2015 C	0.01	01/07/16	01/01/46	5,000,000
	California,
44,450	Ser 2005 A Subser A-2-1	0.01	01/07/16	05/01/40	44,450,000
6,000	Ser 2005 A Subser A-3	0.01	01/07/16	05/01/40	6,000,000
198,900	California Health Facilities Financing Authority, Kaiser Permanente Ser 2006 C	0.01	01/07/16	06/01/41	198,900,000
	California Statewide Communities Development Authority,
122,590	Kaiser Permanente Ser 2008 A	0.01	01/07/16	04/01/32	122,590,000
38,300	Kaiser Permanente Ser 2009 C-1	0.01	01/07/16	04/01/46	38,300,000
124,280	Charlotte, NC, Water & Sewer System Ser 2006 B	0.01	01/07/16	07/01/36	124,280,000
	Colorado Springs, CO,
15,000	Utilities System Sub Lien Ser 2000 A	0.03	01/07/16	11/01/29	15,000,000
57,440	Utilities System Sub Lien Ser 2004 A	0.01	01/07/16	11/01/23	57,440,000
40,430	Utilities System Sub Lien Ser 2005 A	0.01	01/07/16	11/01/35	40,430,000
47,985	Utilities System Sub Lien Ser 2006 A	0.01	01/07/16	11/01/25	47,985,000
27,820	Utilities System Sub Lien Ser 2007 A	0.01	01/07/16	11/01/37	27,820,000
72,475	Utilities System Sub Lien Ser 2007 B	0.01	01/07/16	11/01/26	72,475,000
41,955	Utilities System Sub Lien Ser 2009 C	0.02	01/07/16	11/01/28	41,955,000
36,740	Utilities System Sub Lien Ser 2010 C	0.01	01/07/16	11/01/40	36,740,000
94,450	District of Columbia, The Pew Charitable Trusts Ser 2008 A	0.01	01/07/16	04/01/38	94,450,000
23,800	Florida State Board of Education, Capital Outlay Ser 2005 G ROCs II-R Ser 12017 (c)	0.02	01/07/16	10/15/16	23,800,000
	Gainesville, FL,
109,830	Utilities System 2007 Ser A	0.01	01/07/16	10/01/36	109,830,000
90,000	Utilities System 2008 Ser B	0.01	01/07/16	10/01/38	90,000,000
20,465	Highlands County Health Facilities Authority, FL, Adventist Health System/Sunbelt Obligated Group Ser 2007 A-1	0.01	01/07/16	11/15/33	20,465,000
	Houston, TX,
50,000	Combined Utility System First Lien Ser 2004 B2	0.01	01/07/16	05/15/34	50,000,000

See Notes to Financial Statements

Active Assets Tax-Free Trust

Portfolio of Investments  ■  December 31, 2015 (unaudited) continued

PRINCIPAL AMOUNT (000)		COUPON RATE (a)	DEMAND DATE (b)	MATURITY DATE	VALUE
$74,700	Combined Utility System First Lien Ser 2004 B5	0.01%	01/07/16	05/15/34	$74,700,000
70,225	Combined Utility System First Lien Ser 2004 B6	0.01	01/07/16	05/15/34	70,225,000
	Illinois Toll Highway Authority,
74,150	Toll Highway Senior Priority Ser 2007 A-1B	0.01	01/07/16	07/01/30	74,150,000
80,000	Toll Highway Senior Priority Ser 2007 A-2B	0.01	01/07/16	07/01/30	80,000,000
	Indiana Finance Authority,
20,075	Ascension Health Senior Credit Group Ser 2008 E-7	0.01	01/07/16	11/15/33	20,075,000
119,170	Trinity Health Ser 2008 D-1	0.01	01/07/16	12/01/34	119,170,000
25,470	Indiana Health & Educational Facility Financing Authority, Howard Regional Health System Ser 2005 A	0.01	01/07/16	01/01/35	25,470,000
26,100	Irvine Ranch Water District, CA, Cons Ser 2008 A	0.01	01/07/16	07/01/35	26,100,000
37,470	JEA, FL, Water & Sewer System Subser 2008 A-2	0.01	01/07/16	10/01/42	37,470,000
	King County, WA,
9,000	Junior Lein Sewer Ser 2001 B	0.01	01/07/16	01/01/32	9,000,000
6,270	Limited Tax Sewer Ser 2010 A	0.01	01/07/16	01/01/40	6,270,000
88,100	Long Island Power Authority, NY, Electric System Ser 2012 C	0.01	01/07/16	05/01/33	88,100,000
25,000	Louisiana Gasoline & Fuels Tax Revenue, Ser 2013 A Eagle #20140049 Class A (c)	0.02	01/07/16	05/01/41	25,000,000
59,400	Maryland Economic Development Corporation, Howard Hughes Medical Institute Ser 2008 A	0.01	01/07/16	02/15/43	59,400,000
58,000	Massachusetts, Central Artery Ser 2000 A	0.01	01/07/16	12/01/30	58,000,000
	Massachusetts Bay Transportation Authority,
9,900	Senior Sales Tax Ser 2005 B Eagle #720050087 Class A (AGM) (c)	0.01	01/07/16	07/01/29	9,900,000
80,775	Senior Sales Tax Ser 2008 A-1	0.01	01/07/16	07/01/21	80,775,000

See Notes to Financial Statements

Active Assets Tax-Free Trust

Portfolio of Investments  ■  December 31, 2015 (unaudited) continued

PRINCIPAL AMOUNT (000)		COUPON RATE (a)	DEMAND DATE (b)	MATURITY DATE	VALUE
	Massachusetts Department of Transportation,
$71,145	Metropolitan Highway System Contract Assistance Ser 2010 A-1	0.01%	01/07/16	01/01/39	$71,145,000
30,000	Metropolitan Highway System Contract Assistance Ser 2010 A-3	0.01	01/07/16	01/01/39	30,000,000
56,300	Metropolitan Highway System Contract Assistance Ser 2010 A-7	0.01	01/07/16	01/01/29	56,300,000
	Massachusetts Water Resources Authority,
55,485	Gen Ser 2008 A-1	0.01	01/07/16	08/01/37	55,485,000
12,685	Gen Ser 2008 A-2	0.01	01/07/16	08/01/37	12,685,000
88,300	Gen Ser 2008 A-3	0.01	01/07/16	08/01/37	88,300,000
104,960	Gen Ser 2008 C-2	0.01	01/07/16	11/01/26	104,960,000
	Metropolitan Transportation Authority, NY,
11,600	Ser 2005 E Subser E-2	0.01	01/07/16	11/01/35	11,600,000
10,000	Transportation Ser 2012 G-2	0.01	01/07/16	11/01/32	10,000,000
61,600	Transportation Ser 2015 E-3	0.01	01/07/16	11/15/50	61,600,000
	Metropolitan Washington Airports Authority, DC,
19,665	Airport System Subser 2010 C-2	0.01	01/07/16	10/01/39	19,665,000
40,000	Airport System Subser 2011 A-1	0.02	01/07/16	10/01/39	40,000,000
	Mobile Downtown Redevelopment Authority, AL,
4,335	Gulf Opportunity Zone Austal USA LLC Ser 2011 A	0.01	01/07/16	05/01/41	4,335,000
10,455	Gulf Opportunity Zone Austal USA LLC Ser 2011 B	0.01	01/07/16	05/01/41	10,455,000
69,200	Murray City, UT, IHC Health Services, Inc. Ser 2003 B	0.01	01/07/16	05/15/36	69,200,000
43,100	Nassau County Interim Finance Authority, NY, Sales Tax Ser 2008 C	0.01	01/07/16	11/15/19	43,100,000
18,210	New Castle County, DE, University Courtyard Apartments Ser 2005	0.01	01/07/16	08/01/31	18,210,000
55,040	New Mexico Hospital Equipment Loan Council, Presbyterian Health Care Services Ser 2008	0.01	01/07/16	08/01/34	55,040,000
30,220	New York City Cultural Resources Trust, NY, New York Botanical Garden Ser 2009 A	0.01	01/07/16	07/01/32	30,220,000

See Notes to Financial Statements

Active Assets Tax-Free Trust

Portfolio of Investments  ■  December 31, 2015 (unaudited) continued

PRINCIPAL AMOUNT (000)		COUPON RATE (a)	DEMAND DATE (b)	MATURITY DATE	VALUE
$6,650	New York City Health & Hospitals Corporation, NY, Health System Ser 2008 B	0.01%	01/07/16	02/15/31	$6,650,000
	New York City Municipal Water Finance Authority, NY,
70,300	2000 Ser C	0.01	01/07/16	06/15/33	70,300,000
50,000	Second General Fiscal 2003 F-1B	0.01	01/07/16	06/15/35	50,000,000
100,000	Second General Fiscal 2010 Ser CC	0.01	01/07/16	06/15/41	100,000,000
40,300	Water & Sewer System Fiscal 2008 Ser B-4	0.01	01/07/16	06/15/23	40,300,000
91,200	Water & Sewer System Fiscal 2008 Subser B-1B	0.01	01/07/16	06/15/24	91,200,000
	New York City Transitional Finance Authority, NY,
92,800	Future Tax Fiscal 2010 Ser F Subser F-5	0.01	01/07/16	02/01/35	92,800,000
90,230	Future Tax Fiscal 2013 Ser C-5	0.01	01/07/16	11/01/41	90,230,000
30,860	Recovery Fiscal 2003 Ser 1 Subser 1-DA	0.01	01/07/16	11/01/22	30,860,000
10,000	Recovery Fiscal 2003 Ser 3 Subser 3-G	0.01	01/07/16	11/01/22	10,000,000
36,275	New York City, NY, Fiscal 2004 Subser A-5	0.01	01/07/16	08/01/31	36,275,000
15,000	North Carolina Capital Facilities Finance Agency, Duke University Ser 2014 A & B Eagle #20140050 Class A (c)	0.02	01/07/16	10/01/44	15,000,000
	North Carolina Medical Care Commission,
63,125	Cape Fear Valley Health System Ser 2008 A-1	0.02	01/07/16	10/01/36	63,125,000
75,800	Cape Fear Valley Health System Ser 2008 A-2	0.02	01/07/16	10/01/36	75,800,000
70,000	North Texas Tollway Authority, TX, Ser 2009 D	0.01	01/07/16	01/01/49	70,000,000
	Orlando Utilities Commission, FL,
98,700	Utility System Ser 2008-2	0.01	01/07/16	10/01/33	98,700,000
10,000	Utility System Ser 2015-B	0.01	01/07/16	10/01/39	10,000,000
45,000	Paulding County Hospital Authority, GA, Wellstar Health System Ser 2012 B	0.01	01/07/16	04/01/43	45,000,000
31,250	Pinellas County Health Facilities Authority, FL, Baycare Health System Ser 2009 A-2	0.01	01/07/16	11/01/38	31,250,000

See Notes to Financial Statements

Active Assets Tax-Free Trust

Portfolio of Investments  ■  December 31, 2015 (unaudited) continued

PRINCIPAL AMOUNT (000)		COUPON RATE (a)	DEMAND DATE (b)	MATURITY DATE	VALUE
$42,000	RBC Municipal Products Trust, Inc., CO, Denver City & County Airport System Ser 2008-C2 & C3 Floater Certificates Ser E-25 (c)	0.03%	01/07/16	01/01/18	$42,000,000
42,000	RBC Municipal Products Trust, Inc., PA, Reading Hospital & Medical Center Ser 2012 D Floater Certificates Ser E-36 (c)	0.02	01/07/16	02/01/18	42,000,000
36,805	RIB Floater Credit Enhanced Trust, FL, Central Florida Expressway Authority Trust Receipts Ser 3-WE (c)	0.14	01/07/16	05/01/18	36,805,000
16,620	Richmond, KY, Kentucky League of Cities Funding Trust Ser 2006 A	0.02	01/07/16	03/01/36	16,620,000
39,600	Sevier County Public Building Authority, TN, Local Government Public Improvement Ser VI-A-1	0.02	01/07/16	06/01/29	39,600,000
	Triborough Bridge & Tunnel Authority, NY,
30,000	Ser 2002 F	0.02	01/07/16	11/01/32	30,000,000
55,255	Ser 2005 A	0.01	01/07/16	11/01/35	55,255,000
80,505	University of Massachusetts Building Authority, Senior Ser 2011-1	0.02	01/07/16	11/01/34	80,505,000
7,000	University of North Carolina at Chapel Hill, Ser 2005 Eagle #720053014 Class A (c)	0.02	01/07/16	12/01/34	7,000,000
	University of Texas Regents,
98,230	Financing System Ser 2007 B	0.01	01/07/16	08/01/34	98,230,000
94,990	Financing System Ser 2008 B	0.01	01/07/16	08/01/25	94,990,000
104,650	Financing System Ser 2008 B	0.01	01/07/16	08/01/32	104,650,000
42,175	Financing System Ser 2008 B	0.01	01/07/16	08/01/39	42,175,000
116,675	Permanent University Fund Ser 2008 A	0.01	01/07/16	07/01/37	116,675,000
50,895	Permanent University Fund Ser 2008 A	0.01	01/07/16	07/01/38	50,895,000
12,195	University of Virginia, General Ser 2013 Eagle #20140048 Class A (c)	0.02	01/07/16	06/01/37	12,195,000
	Utah Water Finance Agency,
54,665	Ser 2008 B	0.02	01/07/16	10/01/37	54,665,000
44,925	Ser 2008 B-2	0.02	01/07/16	10/01/35	44,925,000
162,560	Wells Fargo Stage Trust, UT, Riverton IHC Health Services, Inc. Ser 2012 A Stage Trust Ser 2012-33-C (c)	0.03	01/07/16	05/15/39	162,560,000

See Notes to Financial Statements

Active Assets Tax-Free Trust

Portfolio of Investments  ■  December 31, 2015 (unaudited) continued

PRINCIPAL AMOUNT (000)		COUPON RATE (a)	DEMAND DATE (b)	MATURITY DATE	VALUE
$58,630	Wisconsin Health & Educational Facilities Authority, Aurora Health Care Ser 2012 D	0.01%	01/07/16	07/15/28	$58,630,000
	Total Weekly Variable Rate Bonds (Cost $5,221,980,000)				5,221,980,000
NUMBER OF SHARES (000)
	Investment Company (14.0%)
1,107,000	Morgan Stanley Institutional Liquidity Funds - Government Portfolio - Institutional Class (See Note 6) (Cost $1,107,000,000)				1,107,000,000
PRINCIPAL AMOUNT (000)
	Daily Variable Rate Bonds (12.4%)
	East Baton Rouge Parish, LA,
$69,550	Exxon Mobil Corporation Ser 2010 A	0.01	01/04/16	08/01/35	69,550,000
80,700	Exxon Mobil Corporation Ser 2010 B	0.01	01/04/16	12/01/40	80,700,000
65,180	Gulf Coast Industrial Development Authority, TX, Exxon Mobil Project Ser 2012	0.01	01/04/16	11/01/41	65,180,000
73,425	Indiana Finance Authority, Environmental Refunding Duke Energy Indiana, Inc. Ser 2009 A-4	0.01	01/04/16	12/01/39	73,425,000
98,990	JP Morgan Chase & Co., PA, Allegheny County Hospital Development Authority University of Pittsburgh Medical Center Ser 2010 D & F PUTTERs Ser 4323 (c)	0.11	01/04/16	12/01/17	98,990,000
	Metropolitan Transportation Authority, NY,
7,000	Ser 2005 E Subser E-1	0.01	01/04/16	11/01/35	7,000,000
4,000	Transportation Ser 2 2015 E-5	0.01	01/04/16	11/15/45	4,000,000
5,000	Transportation Ser 2015 E-1	0.01	01/04/16	11/15/50	5,000,000
15,000	Metropolitan Water District of Southern California, Water 2000 Ser B-3	0.01	01/04/16	07/01/35	15,000,000
	Mississippi Business Finance Corporation,
72,850	Chevron USA, Inc. Ser 2007 A	0.01	01/04/16	12/01/30	72,850,000
59,050	Chevron USA, Inc. Ser 2010 K	0.01	01/04/16	11/01/35	59,050,000

See Notes to Financial Statements

Active Assets Tax-Free Trust

Portfolio of Investments  ■  December 31, 2015 (unaudited) continued

PRINCIPAL AMOUNT (000)		COUPON RATE (a)	DEMAND DATE (b)	MATURITY DATE	VALUE
	New York City Municipal Water Finance Authority, NY,
$6,000	Second General Fiscal 2007 Ser CC-1	0.01%	01/04/16	06/15/38	$6,000,000
14,000	Water & Sewer System Fiscal 2016 Subser AA-1	0.01	01/04/16	06/15/48	14,000,000
	New York City Transitional Finance Authority, NY,
117,100	Future Tax Fiscal 2010 Ser G Subser G-5	0.01	01/05/16	05/01/34	117,100,000
60,300	Future Tax Fiscal 2014 Ser D Subser D-3	0.01	01/04/16	02/01/44	60,300,000
9,325	Future Tax Fiscal 2016 Ser A Subser A-4	0.01	01/04/16	08/01/41	9,325,000
5,000	Future Tax Fiscal 2016 Ser A Subser A-5	0.01	01/04/16	08/01/41	5,000,000
	New York City, NY,
53,450	Fiscal 2008 Ser J Subser J-3	0.01	01/05/16	08/01/23	53,450,000
100,615	Fiscal 2012 Subser G-6	0.01	01/04/16	04/01/42	100,615,000
65,975	Fiscal 2013 Ser F Subser F-3	0.01	01/04/16	03/01/42	65,975,000
	Total Daily Variable Rate Bonds (Cost $982,510,000)				982,510,000
	Closed-End Investment Companies (5.0%)
86,700	Nuveen Insured Municipal Opportunity Fund, Inc., VRDP Ser 1-6672 (AMT) (c)	0.10	01/07/16	12/01/40	86,700,000
75,100	Nuveen Municipal Market Opportunity Fund, Inc., VRDP Ser 1-3509 (AMT) (c)	0.10	01/07/16	03/01/40	75,100,000
10,000	Nuveen Ohio Quality Income Municipal Fund, VRDP Ser 1-1480 (AMT) (c)	0.10	01/07/16	09/01/43	10,000,000
50,000	Nuveen Premium Income Municipal Fund 2, Inc., VRDP Ser 1-4895 (AMT) (c)	0.11	01/07/16	05/01/41	50,000,000
45,000	Nuveen Quality Income Municipal Fund, Inc., VRDP Ser 1-3884 (AMT) (c)	0.09	01/07/16	12/01/40	45,000,000
20,000	Nuveen Select Quality Municipal Fund, Inc., VRDP Ser 1-2525 (AMT) (c)	0.11	01/07/16	05/01/41	20,000,000
16,000	Nuveen Virginia Premium Income Municipal Fund, VRDP Ser 1-1280 (AMT) (c)	0.10	01/07/16	08/03/43	16,000,000
17,500	Western Asset Intermediate Muni Fund, Inc., VRDP Ser 1 (AMT) (c)	0.10	01/07/16	02/25/45	17,500,000
60,000	Western Asset Managed Municipals Fund, Inc., VRDP Ser 1 (AMT) (c)	0.10	01/07/16	03/04/45	60,000,000

See Notes to Financial Statements

Active Assets Tax-Free Trust

Portfolio of Investments  ■  December 31, 2015 (unaudited) continued

PRINCIPAL AMOUNT (000)		COUPON RATE (a)	DEMAND DATE (b)	MATURITY DATE	VALUE
$12,500	Western Asset Municipal Partners Fund, Inc., VRDP Ser 1 (AMT) (c)	0.10%	01/07/16	03/11/45	$12,500,000
	Total Closed-End Investment Companies (Cost $392,800,000)				392,800,000
		COUPON RATE	YIELD TO MATURITY ON DATE OF PURCHASE
	Commercial Paper (1.8%)
21,000	Gainesville, FL, Utilities System 1992 Ser C	0.01%	0.01%	01/05/16	21,000,000
70,000	Montgomery County, MD, 2010 Ser B BANs	0.01	0.01	01/06/16	70,000,000
55,000	Rochester, MN, Health Care Facilities Mayo Clinic Ser 2014	0.01	0.01	01/05/16	55,000,000
	Total Commercial Paper (Cost $146,000,000)				146,000,000
	Total Investments (Cost $7,850,290,000) (d)			99.1%	7,850,290,000
	Other Assets in Excess of Liabilities			0.9	69,557,560
	Net Assets			100.0%	$7,919,847,560

  AMT  Alternative Minimum Tax.

  BANs  Bond Anticipation Notes.

  PUTTERs  Puttable Tax-Exempt Receipts.

  RIB  Residual Interest Bond.

  ROCs  Reset Option Certificates.

  VRDP  Variable Rate Demand Preferred.

  (a)  Rate shown is the rate in effect at December 31, 2015.

  (b)  Date on which the principal amount can be recovered through demand.

  (c)  144A security - Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.

  (d)  The aggregate cost for Federal income tax purposes approximates the aggregate cost for book purposes.

Bond Insurance:

  AGM  Assured Guaranty Municipal Corporation.

See Notes to Financial Statements

Active Assets Tax-Free Trust

Financial Statements

Statement of Assets and Liabilities December 31, 2015 (unaudited)

Assets:
Investments in securities, at value (cost $6,743,290,000)	$6,743,290,000
Investment in affiliate, at value (cost $1,107,000,000)	1,107,000,000
Total investments in securities, at value (cost $7,850,290,000)	7,850,290,000
Cash	70,012,548
Receivable for:
Shares of beneficial interest sold	62,746,093
Dividends from affiliate	113,155
Interest	109,077
Due from Adviser	7,209
Prepaid expenses and other assets	243,154
Total Assets	7,983,521,236
Liabilities:
Payable for:
Shares of beneficial interest redeemed	62,746,093
Transfer and sub transfer agent fee	469,986
Accrued expenses and other payables	457,597
Total Liabilities	63,673,676
Net Assets	$7,919,847,560
Composition of Net Assets:
Paid-in-capital	$7,919,444,109
Accumulated undistributed net investment income	390,782
Accumulated undistributed net realized gain	12,669
Net Assets	$7,919,847,560
Net Asset Value Per Share
7,918,938,906 shares outstanding (unlimited shares authorized of $0.01 par value)	$1.00

See Notes to Financial Statements

Active Assets Tax-Free Trust

Financial Statements continued

Statement of Operations For the six months ended December 31, 2015 (unaudited)

Net Investment Income:
Interest Income	$988,187
Dividends from affiliate (Note 6)	112,922
Total Income	1,101,109
Expenses
Advisory fee (Note 3)	9,420,159
Distribution fee (Note 4)	3,893,140
Administration fee (Note 3)	1,946,570
Transfer and sub transfer agent fees (Note 5)	438,544
Custodian fees	103,038
Trustees' fees and expenses	91,506
Shareholder reports and notices	52,653
Professional fees	44,774
Registration fees	30,007
Other	81,636
Total Expenses	16,102,027
Less: amounts waived/reimbursed (Note 4)	(15,092,616)
Less: rebate from Morgan Stanley affiliated cash sweep (Note 6)	(297,451)
Net Expenses	711,960
Net Investment Income	389,149
Net Realized Gain	12,669
Net Increase	$401,818

See Notes to Financial Statements

Active Assets Tax-Free Trust

Financial Statements continued

Statements of Changes in Net Assets

	FOR THE SIX MONTHS ENDED DECEMBER 31, 2015	FOR THE YEAR ENDED JUNE 30, 2015
	(unaudited)
Increase (Decrease) in Net Assets:
Operations:
Net investment income	$389,149	$813,076
Net realized gain	12,669	101,416
Net Increase	401,818	914,492
Dividends and Distributions to Shareholders from:
Net investment income	(390,374)	(733,757)
Net realized gain	—	(78,093)
Total Dividends and Distributions	(390,374)	(811,850)
Net increase (decrease) from transactions in shares of beneficial interest	449,032,175	(641,089,664)
Net Increase (Decrease)	449,043,619	(640,987,022)
Net Assets:
Beginning of period	7,470,803,941	8,111,790,963
End of Period (Including accumulated undistributed net investment income of $390,782 and $392,007)	$7,919,847,560	$7,470,803,941

See Notes to Financial Statements

Active Assets Tax-Free Trust

Notes to Financial Statements  ■  December 31, 2015 (unaudited)

1. Organization and Accounting Policies

Active Assets Tax-Free Trust (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Fund applies investment company accounting and reporting guidance. The Fund's investment objective is to provide a high level of daily income which is exempt from federal income tax consistent with stability of principal and liquidity. The Fund was organized as a Massachusetts business trust on March 30, 1981 and commenced operations on July 7, 1981.

The following is a summary of significant accounting policies:

A. Valuation of Investments — Portfolio securities are valued at amortized cost, which approximates fair value, in accordance with Rule 2a-7 under the Act. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity. Investments in mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value ("NAV") as of the close of each business day.

B. Accounting for Investments — Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Discounts are accreted and premiums are amortized over the life of the respective securities and are included in interest income. Interest income is accrued daily as earned.

C. Dividends and Distributions to Shareholders — Dividends and distributions to shareholders are recorded on the close of each business day. Dividends from net investment income, if any, are declared and paid daily. Net realized capital gains, if any, are distributed at least annually.

D. Use of Estimates — The preparation of financial statements in accordance with generally accepted accounting principles in the United States ("GAAP") requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

E. Indemnifications — The Fund enters into contracts that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

2. Fair Valuation Measurements

Financial Accounting Standards Board ("FASB") Accounting Standards CodificationTM ("ASC") 820, "Fair Value Measurement" ("ASC 820"), defines fair value as the value that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or

Active Assets Tax-Free Trust

Notes to Financial Statements  ■  December 31, 2015 (unaudited) continued

liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs); and (2) inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund's investments. The inputs are summarized in the three broad levels listed below.

•  Level 1 — unadjusted quoted prices in active markets for identical investments

•  Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 — significant unobservable inputs including the Fund's own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer's financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used to value the Fund's investments as of December 31, 2015.

INVESTMENT TYPE	LEVEL 1 UNADJUSTED QUOTED PRICES	LEVEL 2 OTHER SIGNIFICANT OBSERVABLE INPUTS	LEVEL 3 SIGNIFICANT UNOBSERVABLE INPUTS	TOTAL
Assets:
Weekly Variable Rate Bonds	$—	$5,221,980,000	$—	$5,221,980,000
Investment Company	1,107,000,000	—	—	1,107,000,000
Daily Variable Rate Bonds	—	982,510,000	—	982,510,000
Closed-End Investment Companies	—	392,800,000	—	392,800,000
Commercial Paper	—	146,000,000	—	146,000,000
Total Assets	$1,107,000,000	$6,743,290,000	$—	$7,850,290,000

Active Assets Tax-Free Trust

Notes to Financial Statements  ■  December 31, 2015 (unaudited) continued

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes. The Fund recognizes transfers between the levels as of the end of the period. As of December 31, 2015, the Fund did not have any investments transfer between investment levels.

3. Advisory/Administration Agreements

Pursuant to an Investment Advisory Agreement with Morgan Stanley Investment Management Inc. (the "Adviser"), the Fund pays the Adviser an advisory fee, accrued daily and paid monthly, by applying the following annual rates to the net assets of the Fund determined as of the close of each business day: 0.45% to the portion of the daily net assets not exceeding $500 million; 0.375% to the portion of the daily net assets exceeding $500 million but not exceeding $750 million; 0.325% to the portion of the daily net assets exceeding $750 million but not exceeding $1 billion; 0.30% to the portion of the daily net assets exceeding $1 billion but not exceeding $1.5 billion; 0.275% to the portion of the daily net assets exceeding $1.5 billion but not exceeding $2 billion; 0.25% to the portion of the daily net assets exceeding $2 billion but not exceeding $2.5 billion; 0.225% to the portion of the daily net assets exceeding $2.5 billion but not exceeding $3 billion; 0.20% to the portion of the daily net assets exceeding $3 billion but not exceeding $15 billion; and 0.199% to the portion of the daily net assets exceeding $15 billion. For the six months ended December 31, 2015, the advisory fee rate (net of waivers/rebate) was equivalent to an annual effective rate of 0.00% of the Fund's average daily net assets.

The Adviser also serves as the Administrator to the Fund and provides administrative services pursuant to an Administration Agreement for an annual fee, accrued daily and paid monthly, of 0.05% of the Fund's average daily net assets.

Under a Sub-Administration Agreement between the Administrator and State Street Bank and Trust Company ("State Street"), State Street provides certain administrative services to the Fund. For such services, the Administrator pays State Street a portion of the fee the Administrator receives from the Fund.

4. Plan of Distribution

Morgan Stanley Distribution, Inc. (the "Distributor"), an affiliate of the Adviser/Administrator, is the distributor of the Fund's shares and in accordance with a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act, finances certain expenses in connection with the promotion of sales of Fund shares.

Active Assets Tax-Free Trust

Notes to Financial Statements  ■  December 31, 2015 (unaudited) continued

Reimbursements for these expenses are made in monthly payments by the Fund to the Distributor, which will in no event exceed an amount equal to a payment at the annual rate of 0.15% of the Fund's average daily net assets during the month. Expenses incurred by the Distributor pursuant to the Plan in any fiscal year will not be reimbursed by the Fund through payments accrued in any subsequent fiscal year. For the six months ended December 31, 2015, the distribution fee was accrued at the annual rate of 0.10%.

The Distributor and Adviser/Administrator have agreed to waive all or a portion of the Fund's distribution fee, advisory fee and administration fee, respectively, and/or reimburse expenses, to the extent that total expenses exceed total income of the Fund on a daily basis. For the six months ended December 31, 2015, the Distributor waived $3,893,140, the Adviser waived $9,122,708 and the Administrator waived $1,878,964. For the same period, the Adviser reimbursed additional expenses to the extent the Fund's total expenses exceeded total income on a daily basis in the amount of $197,804. These fee waivers and/or expense reimbursements will continue for at least one year from the date of the Fund's Prospectus or until such time that the Fund's Board of Trustees, (the "Trustees"), act to discontinue all or a portion of such waivers and/or expense reimbursements when they deem such action is appropriate.

5. Dividend Disbursing and Transfer Agent

The Fund's dividend disbursing and transfer agent is Boston Financial Data Services, Inc. ("BFDS"). Pursuant to a Transfer Agency Agreement, the Fund pays BFDS a fee based on the number of classes, accounts and transactions relating to the Fund.

6. Transactions with Affiliates

The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds – Government Portfolio (the "Liquidity Funds"), an open-end management investment company managed by the Adviser. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Funds. For the six months ended December 31, 2015, advisory fees paid were reduced by $297,451 relating to the Fund's investment in the Liquidity Funds.

A summary of the Fund's transactions in shares of the Liquidity Funds during the six months ended December 31, 2015 is as follows:

VALUE JUNE 30, 2015	PURCHASES AT COST	SALES	DIVIDEND INCOME	VALUE DECEMBER 31, 2015
$66,200,000	$3,828,100,000	$2,787,300,000	$112,922	$1,107,000,000

Active Assets Tax-Free Trust

Notes to Financial Statements  ■  December 31, 2015 (unaudited) continued

The Fund has an unfunded noncontributory defined benefit pension plan covering certain independent Trustees of the Fund who will have served as independent Trustees for at least five years at the time of retirement. Benefits under this plan are based on factors which include years of service and compensation. The Trustees voted to close the plan to new participants and eliminate the future benefits growth due to increases to compensation after July 31, 2003. Aggregate pension costs for the six months ended December 31, 2015, included in "Trustees' fees and expenses" in the Statement of Operations amounted to $1,772. At December 31, 2015, the Fund had an accrued pension liability of $56,497, which is included in "Accrued expenses and other payables" in the Statement of Assets and Liabilities.

The Fund has an unfunded Deferred Compensation Plan (the "Compensation Plan"), which allows each independent Trustee to defer payment of all, or a portion, of the fees he or she receives for serving on the Board of Trustees. Each eligible Trustee generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the NAV of the Fund.

7. Shares of Beneficial Interest

Transactions in shares of beneficial interest, at $1.00 per share, were as follows:

	FOR THE SIX MONTHS ENDED DECEMBER 31, 2015	FOR THE YEAR ENDED JUNE 30, 2015
	(unaudited)
Shares sold	9,411,839,182	20,045,195,897
Shares issued in reinvestment of dividends	390,374	811,850
	9,412,229,556	20,046,007,747
Shares redeemed	(8,963,197,381)	(20,687,097,411)
Net increase (decrease) in shares outstanding	449,032,175	(641,089,664)

8. Federal Income Tax Status

It is the Fund's intention to continue to qualify as a regulated investment company and distribute all of its taxable and tax-exempt income. Accordingly, no provision for Federal income taxes is required in the financial statements.

FASB ASC 740-10, "Income Taxes — Overall", sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has concluded there are no significant uncertain tax positions that would require recognition in the

Active Assets Tax-Free Trust

Notes to Financial Statements  ■  December 31, 2015 (unaudited) continued

financial statements. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in "Interest Expense" and penalties in "Other Expenses" in the Statement of Operations. The Fund files tax returns with the U.S. Internal Revenue Service, New York and various states. Each of the tax years in the four-year period ended June 30, 2015, remains subject to examination by taxing authorities.

The tax character of distributions paid may differ from the character of distributions shown in the Statements of Changes in Net Assets due to short-term capital gains being treated as ordinary income for tax purposes. The tax character of distributions paid during fiscal years 2015 and 2014 was as follows:

2015 DISTRIBUTIONS PAID FROM:			2014 DISTRIBUTIONS PAID FROM:
TAX-EXEMPT INCOME	ORDINARY INCOME	LONG-TERM CAPITAL GAIN	TAX-EXEMPT INCOME	ORDINARY INCOME	LONG-TERM CAPITAL GAIN
$720,031	$13,726	$78,093	$618,909	$7,713	$266,851

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from GAAP. These book/tax differences are either considered temporary or permanent in nature.

Temporary differences are attributable to differing book and tax treatments for the timing of the recognition of gains (losses) on certain investment transactions and the timing of the deductibility of certain expenses.

Permanent differences, due to equalization and deferred compensation, resulted in the following reclassifications among the Fund's components of net assets at June 30, 2015:

ACCUMULATED UNDISTRIBUTED NET INVESTMENT INCOME	ACCUMULATED UNDISTRIBUTED NET REALIZED GAIN	PAID-IN-CAPITAL
$(5,579)	$(23,323)	$28,902

At June 30, 2015, the components of distributable earnings for the Fund on a tax basis were as follows:

UNDISTRIBUTED TAX-EXEMPT INCOME	UNDISTRIBUTED ORDINARY INCOME	UNDISTRIBUTED LONG-TERM CAPITAL GAIN
$641,783	—	—

Active Assets Tax-Free Trust

Notes to Financial Statements  ■  December 31, 2015 (unaudited) continued

9. Other

At December 31, 2015, the Fund had record owners of 10% or greater. Investment activities of these shareholders could have a material impact on the Fund. The aggregate percentage of such owners was 100.0%.

10. Money Market Fund Regulation

The SEC has adopted changes to the rules that govern money market funds. These changes have a phase-in period ranging from mid-2015 (primarily for certain new disclosure-related requirements) to the latter half of 2016 (for the most significant changes, such as the possible imposition of redemption fees and/or the temporary suspension of redemption privileges if a fund's portfolio liquidity falls below certain required minimum levels because of market conditions or other factors). At this time, management is evaluating the implications of these amendments and their impact to the Fund's operations, financial statements and accompanying notes.

Active Assets Tax-Free Trust

Financial Highlights

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:

	FOR THE SIX		FOR THE YEAR ENDED JUNE 30,
	MONTHS ENDED
	DECEMBER 31, 2015		2015		2014		2013		2012		2011
	(unaudited)
Selected Per Share Data:
Net asset value, beginning of period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00
Net income from investment operations	0.000	(1)	0.000	(1)	0.000	(1)	0.000	(1)	0.000	(1)	0.000	(1)
Less dividends from net investment income	(0.000	) (1)	(0.000	) (1)(2)	(0.000	) (1)(2)	(0.000	) (1)(2)	(0.000	) (1)(2)	(0.000	) (1)(2)
Net asset value, end of period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00
Total Return	0.01	%(6)	0.01%		0.01%		0.01%		0.01%		0.01%
Ratios to Average Net Assets:
Net expenses	0.02	%(3)(4)(7)	0.05	%(3)(4)	0.09	%(3)(4)	0.16	%(3)(4)	0.14	%(3)(4)	0.24	%(3)(4)
Net investment income	0.01	%(3)(4)(7)	0.01	%(3)(4)	0.01	%(3)(4)	0.01	%(3)(4)	0.01	%(3)(4)	0.01	%(3)(4)
Rebate from Morgan Stanley affiliate	0.01	%(7)	0.00	%(5)	0.00	%(5)	0.00	%(5)	0.00	%(5)	0.00	%(5)
Supplemental Data:
Net assets, end of period, in millions	$7,920		$7,471		$8,112		$8,971		$8,548		$8,684

  (1)  Amount is less than $0.001.

  (2)  Includes capital gain distribution of less than $0.001.

  (3)  The ratios reflect the rebate of certain Fund expenses in connection with investments in a Morgan Stanley affiliate during the period. The effect of the rebate on the ratios is disclosed in the above table as "Rebate from Morgan Stanley affiliate."

  (4)  If the Fund had borne all of its expenses that were reimbursed or waived by the Distributor and Adviser/Administrator, the annualized expense and net investment loss ratios, would have been as follows:

PERIOD ENDED	EXPENSE RATIO	NET INVESTMENT LOSS RATIO
December 31, 2015	0.41%	(0.38)%
June 30, 2015	0.41	(0.35)
June 30, 2014	0.41	(0.31)
June 30, 2013	0.41	(0.24)
June 30, 2012	0.41	(0.26)
June 30, 2011	0.43	(0.18)

  (5)  Amount is less than 0.005%.

  (6)  Not annualized.

  (7)  Annualized.

See Notes to Financial Statements

Active Assets Tax-Free Trust

U.S. Privacy Policy (unaudited)

An Important Notice Concerning Our U.S. Privacy Policy

This privacy notice describes the U.S. privacy policy of Morgan Stanley Distribution, Inc., and the Morgan Stanley family of mutual funds ("us", "our", "we").

We are required by federal law to provide you with notice of our U.S. privacy policy ("Policy"). This Policy applies to both our current and former clients unless we state otherwise and is intended for individual clients who purchase products or receive services from us for personal, family or household purposes. This Policy is not applicable to partnerships, corporations, trusts or other non-individual clients or account holders, nor is this Policy applicable to individuals who are either beneficiaries of a trust for which we serve as trustee or participants in an employee benefit plan administered or advised by us. This Policy is, however, applicable to individuals who select us to be a custodian of securities or assets in individual retirement accounts, 401(k) accounts, or accounts subject to the Uniform Gifts to Minors Act.

This notice sets out our business practices to protect your privacy; how we collect and share personal information about you; and how you can limit our sharing or certain uses by others of this information. We may amend this Policy at any time, and will inform you of any changes to our Policy as required by law.

We Respect Your Privacy

We appreciate that you have provided us with your personal financial information and understand your concerns about your information. We strive to safeguard the information our clients entrust to us. Protecting the confidentiality and security of client information is an important part of how we conduct our business.

This notice describes what personal information we collect about you, how we collect it, when we may share it with others, and how certain others may use it. It discusses the steps you may take to limit our sharing of certain information about you with our affiliated companies, including, but not limited to our affiliated banking businesses, brokerage firms and credit service affiliates. It also discloses how you may limit our affiliates' use of shared information for marketing purposes.

Throughout this Policy, we refer to the nonpublic information that personally identifies you as "personal information." We also use the term "affiliated company" in this notice. An affiliated company is a company in our family of companies and includes companies with the Morgan Stanley name. These affiliated companies are financial institutions such as broker-dealers, banks, investment advisers and credit card issuers. We refer to any company that is not an affiliated company as a nonaffiliated third party. For purposes of Section 5 of this notice, and your ability to limit certain uses of personal information by our affiliates, this notice applies to the use of personal information by our affiliated companies.

Active Assets Tax-Free Trust

U.S. Privacy Policy (unaudited) continued

1. What Personal Information Do We Collect From You?

We may collect the following types of information about you: (i) information provided by you, including information from applications and other forms we receive from you, (ii) information about your transactions with us or our affiliates, (iii) information about your transactions with nonaffiliated third parties, (iv) information from consumer reporting agencies, (v) information obtained from our websites, and (vi) information obtained from other sources. For example:

•  We collect information such as your name, address, e-mail address, telephone/fax numbers, assets, income and investment objectives through applications and other forms you submit to us.

•  We may obtain information about account balances, your use of account(s) and the types of products and services you prefer to receive from us through your dealings and transactions with us and other sources.

•  We may obtain information about your creditworthiness and credit history from consumer reporting agencies.

•  We may collect background information from and through third-party vendors to verify representations you have made and to comply with various regulatory requirements.

2. When Do We Disclose Personal Information We Collect About You?

We may disclose personal information we collect about you in each of the categories listed above to affiliated and nonaffiliated third parties.

a. Information We Disclose To Affiliated Companies. We may disclose personal information that we collect about you to our affiliated companies to manage your account(s) effectively, to service and process your transactions, and to let you know about products and services offered by us and affiliated companies, to manage our business, and as otherwise required or permitted by law. Offers for products and services from affiliated companies are developed under conditions designed to safeguard your personal information.

b. Information We Disclose To Third Parties. We may disclose personal information that we collect about you to nonaffiliated third parties to provide marketing services on our behalf or to other financial institutions with whom we have joint marketing agreements. We may also disclose all of the information we collect to other nonaffiliated third parties for our everyday business purposes, such as to process transactions, maintain account(s), respond to court orders and legal investigations, report to credit bureaus, offer our own products and services, protect against fraud, for institutional risk control, to perform services on our behalf, and as otherwise required or permitted by law.

Active Assets Tax-Free Trust

U.S. Privacy Policy (unaudited) continued

When we share personal information about you with a nonaffiliated third party, they are required to limit their use of personal information about you to the particular purpose for which it was shared and they are not allowed to share personal information about you with others except to fulfill that limited purpose or as may be permitted or required by law.

3. How Do We Protect The Security And Confidentiality Of Personal Information We Collect About You?

We maintain physical, electronic and procedural security measures that comply with applicable law and regulations to help safeguard the personal information we collect about you. We have internal policies governing the proper handling of client information by employees. Third parties that provide support or marketing services on our behalf may also receive personal information about you, and we require them to adhere to appropriate security standards with respect to such information.

4. How Can You Limit Our Sharing Certain Personal Information About You With Our Affiliated Companies For Eligibility Determination?

By following the opt-out procedures in Section 6 below, you may limit the extent to which we share with our affiliated companies, personal information that was collected to determine your eligibility for products and services such as your credit reports and other information that you have provided to us or that we may obtain from third parties ("eligibility information"). Eligibility information does not include your identification information or personal information pertaining to our transactions or experiences with you. Please note that, even if you direct us not to share eligibility information with our affiliated companies, we may still share your personal information, including eligibility information, with our affiliated companies under circumstances that are permitted under applicable law, such as to process transactions or to service your account.

5. How Can You Limit The Use Of Certain Personal Information About You By Our Affiliated Companies For Marketing?

By following the opt-out instructions in Section 6 below, you may limit our affiliated companies from marketing their products or services to you based on personal information we disclose to them. This information may include, for example, your income and account history with us. Please note that, even if you choose to limit our affiliated companies from using personal information about you that we may share with them for marketing their products and services to you, our affiliated companies may use your personal information that they obtain from us to market to you in circumstances permitted by law, such as if the affiliated party has its own relationship with you.

Active Assets Tax-Free Trust

U.S. Privacy Policy (unaudited) continued

6. How Can You Send Us An Opt-Out Instruction?

If you wish to limit our sharing of eligibility information about you with our affiliated companies, or our affiliated companies' use of personal information for marketing purposes, as described in this notice, you may do so by:

•  Calling us at (800) 548-7786
Monday–Friday between 8a.m. and 6p.m. (EST)

•  Writing to us at the following address:
Boston Financial Data Services, Inc.
c/o Privacy Coordinator
P.O. Box 219804
Kansas City, Missouri 64121

If you choose to write to us, your request should include: your name, address, telephone number and account number(s) to which the opt-out applies and whether you are opting out with respect to sharing of eligibility information (Section 4 above), or information used for marketing (Section 5 above), or both. Written opt-out requests should not be sent with any other correspondence. In order to process your request, we require that the request be provided by you directly and not through a third party. Once you have informed us about your privacy preferences, your opt-out preference will remain in effect with respect to this Policy (as it may be amended) until you notify us otherwise. If you are a joint account owner, we will accept instructions from any one of you and apply those instructions to the entire account.

Please understand that if you limit our sharing or our affiliated companies' use of personal information, you and any joint account holder(s) may not receive information about our affiliated companies' products and services, including products or services that could help you manage your financial resources and achieve your investment objectives.

If you have more than one account or relationship with us, please specify the accounts to which you would like us to apply your privacy choices. If you have accounts or relationships with our affiliates, you may receive multiple privacy policies from them, and will need to separately notify those companies of your privacy choices for those accounts or relationships.

7. What If An Affiliated Company Becomes A Nonaffiliated Third Party?

If, at any time in the future, an affiliated company becomes a nonaffiliated third party, further disclosures of personal information made to the former affiliated company will be limited to those described in Section 2(b) above relating to nonaffiliated third parties. If you elected under Section 6 to limit disclosures we make to affiliated companies, or use of personal information by affiliated companies,

Active Assets Tax-Free Trust

U.S. Privacy Policy (unaudited) continued

your election will not apply to use by any former affiliated company of your personal information in their possession once it becomes a nonaffiliated third party.

Special Notice to Residents of Vermont
The following section supplements our Policy with respect to our individual clients who have a Vermont address and supersedes anything to the contrary in the above Policy with respect to those clients only.

The State of Vermont requires financial institutions to obtain your consent prior to sharing personal information that they collect about you with nonaffiliated third parties, or eligibility information with affiliated companies, other than in certain limited circumstances. Except as permitted by law, we will not share personal information we collect about you with nonaffiliated third parties or eligibility information with affiliated companies, unless you provide us with your written consent to share such information.

Special Notice to Residents of California
The following section supplements our Policy with respect to our individual clients who have a California address and supersedes anything to the contrary in the above Policy with respect to those clients only.

In response to a California law, if your account has a California home address, your personal information will not be disclosed to nonaffiliated third parties except as permitted by applicable California law, and we will limit sharing such personal information with our affiliates to comply with California privacy laws that apply to us.

Item 2.  Code of Ethics.

Not applicable for semiannual reports.

Item 3.  Audit Committee Financial Expert.

Not applicable for semiannual reports.

Item 4. Principal Accountant Fees and Services

Not applicable for semiannual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semiannual reports.

Item 6.

(a) Refer to Item 1.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable for semiannual reports.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Applicable only to annual reports filed by closed-end funds.

Item 9. Closed-End Fund Repurchases

Applicable to reports filed by closed-end funds.

Item 10. Submission of Matters to a Vote of Security Holders

Not applicable.

Item 11. Controls and Procedures

(a)  The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b)  There were no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a) Code of Ethics — Not applicable for semiannual reports.

(b) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto as part of EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Active Assets Tax-Free Trust

/s/ John H. Gernon
John H. Gernon
Principal Executive Officer
February 18, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ John H. Gernon
John H. Gernon
Principal Executive Officer
February 18, 2016

/s/ Francis Smith
Francis Smith
Principal Financial Officer
February 18, 2016